Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefit obligations.
Summary of employee obligations and assets of the defined benefit schemes included in the combined statement of financial position

	Germany		UK*		U.S and Other**		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(90)	(138)	(136)	(249)	(61)	(82)	(287)	(469)
Assets	—	—	163	327	39	11	202	338
Net (obligations)/assets	(90)	(138)	27	78	(22)	(71)	(85)	(131)

* The net employee benefit asset in the UK as at December 31, 2022 is included within non-current assets on the statement of financial position (2021: included within non-current assets on the statement of financial position).

**Net obligation of ‘Other’ at December 31, 2022; $4 million, 2021; $8 million.

Summary of amounts recognized in the combined income statement

	Year ended
	December 31,
	2022	2021	2020
	$’m	$’m	$’m
Current service cost and administration costs:
Cost of sales – current service cost (note 9)	(11)	(13)	(12)
Cost of sales – past service credit (note 9)	—	4	8
SG&A – current service cost (note 9)	(2)	(3)	(3)
	(13)	(12)	(7)
Finance expense (note 6)	(3)	(3)	(3)
	(16)	(15)	(10)

Summary of amounts recognized in the combined statement of comprehensive income

	Year ended
	December 31,
	2022	2021	2020
	$’m	$’m	$’m
Re-measurement of defined benefit obligation:
Actuarial gain/(loss) arising from changes in demographic assumptions	1	6	(2)
Actuarial gain/(loss) arising from changes in financial assumptions	157	9	(51)
Actuarial (loss)/gain arising from changes in experience	(13)	5	2
	145	20	(51)
Re-measurement of plan assets:
Actual (loss)/return less expected return on plan assets	(121)	8	34
Actuarial gain/(loss) for the year on defined benefit pension schemes	24	28	(17)
Actuarial gain/(loss) on other long term and end of service employee benefits	11	5	(4)
	35	33	(21)

Summary of movement in the defined benefit obligations and assets

	Obligations		Assets
	2022	2021	2022	2021
	$’m	$’m	$’m	$’m
At January 1,	(469)	(517)	338	350
Transfer	—	—	12	—
Interest income	—	—	5	5
Loan forgiveness (note 5)	—	4	—	—
Current service cost	(10)	(11)	—	—
Past service credit	—	4	—	—
Interest cost	(7)	(7)	—	—
Administration expenses paid	—	—	(1)	—
Re-measurements	145	20	(121)	8
Employer contributions	—	—	22	2
Employee contributions	(1)	(1)	1	1
Benefits paid	17	24	(17)	(24)
Exchange	38	15	(37)	(4)
At December 31,	(287)	(469)	202	338

Summary of plan assets

	At December 31,
	2022	2022	2021	2021
	$’m	%	$’m	%
Equities	—	—	—	—
Target return funds	89	44	176	52
Bonds	72	36	105	31
Cash/other	41	20	57	17
	202	100	338	100

Summary of ranges of the principal assumptions applied in estimating defined benefit obligations

	Germany		UK		U.S.
	2022	2021	2022	2021	2022	2021
	%	%	%	%	%	%
Rates of inflation	2.00	1.70	3.00	3.20	2.50	2.20
Rates of increase in salaries	3.40	2.50	2.50	2.60	3.00	3.00
Discount rates	3.89	1.16	5.03	1.90	5.52	3.04

Summary of mortality assumptions for the countries with the most significant defined benefit plans

	Germany		UK		U.S.
	2022	2021	2022	2021	2022	2021
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	22	22	23	22	21	21
Life expectancy, future pensioners	25	25	24	23	22	22

Summary of principal defined benefit schemes

	Europe	Europe	North
	UK	Germany	America
Nature of the schemes	Funded*	Unfunded	Funded
2022
Active members	—	766	763
Deferred members	589	225	91
Pensioners including dependents	531	173	104
Weighted average duration (years)	14	15	16
2021
Active members	—	816	808
Deferred members	589	202	75
Pensioners including dependents	531	154	83
Weighted average duration (years)	18	19	20

*	Census data is updated every 3 years as part of the full valuation for purpose of the UK pension regulator.

Summary of expected total benefit payments over the next five years

						Subsequent
	2023	2024	2025	2026	2027	five years
	$’m	$’m	$’m	$’m	$’m	$’m
Benefits	17	15	16	17	19	101